Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
Bloomberg US Universal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.04%	0.06%	1.73%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.90%	4.47%	5.04%
Morningstar Moderately Conservative Allocation Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.73%	3.88%	4.22%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	3.81%	4.22%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.84%	3.35%	3.71%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.58%	3.10%	3.46%
C
Prospectus [Line Items]
Average Annual Return, Percent		6.81%	4.19%	4.18%
F
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	4.77%	4.69%
IS
Prospectus [Line Items]
Average Annual Return, Percent		8.89%	5.24%	5.07%

[1]	The S&P 500 Index is an unmanaged capitalization-weighted, broad-based benchmark index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Universal Index covers U.S. dollar denominated, taxable bonds that are rated either investment-grade or high-yield.
[3]	The Blended Index is a custom blend of 40% Russell 1000® Value Index and 60% S&P Municipal Bond Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from “AAA” to nonrated, including defaulted bonds–from all sectors of the municipal bond market.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.